UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2023
Vanguard Windsor™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Windsor Fund
Investor Shares	$1,000.00	$1,072.10	$2.16
Admiral™ Shares	1,000.00	1,072.90	1.64
Based on Hypothetical 5% Yearly Return
Windsor Fund
Investor Shares	$1,000.00	$1,022.71	$2.11
Admiral Shares	1,000.00	1,023.21	1.61
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.42% for Investor Shares and 0.32% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Windsor Fund
Fund Allocation
As of April 30, 2023
Communication Services	6.8%
Consumer Discretionary	8.2
Consumer Staples	5.7
Energy	7.1
Financials	19.8
Health Care	14.8
Industrials	9.9
Information Technology	10.8
Materials	5.4
Real Estate	4.9
Utilities	6.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Windsor Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.1%)
Communication Services (6.6%)
*	Alphabet Inc. Class A	4,094,358	439,488
*	Meta Platforms Inc. Class A	1,499,109	360,266
*	Charter Communications Inc. Class A	571,938	210,874
*	T-Mobile US Inc.	987,255	142,066
	Electronic Arts Inc.	1,064,044	135,431
*	Match Group Inc.	2,809,751	103,680
	Cable One Inc.	136,468	103,499
	Verizon Communications Inc.	220,056	8,545
			1,503,849
Consumer Discretionary (8.0%)
*	Booking Holdings Inc.	76,616	205,814
	Gildan Activewear Inc.	6,139,590	200,028
	Lear Corp.	1,381,940	176,418
*	Skechers USA Inc. Class A	2,989,336	159,003
	Newell Brands Inc.	11,866,202	144,174
	PVH Corp.	1,588,525	136,311
	Ross Stores Inc.	1,176,169	125,533
*	Airbnb Inc. Class A	1,037,358	124,141
	Lennar Corp. Class A	1,060,931	119,684
*	Magna International Inc.	2,258,539	117,805
*	CarMax Inc.	1,658,895	116,172
*	Mohawk Industries Inc.	1,060,308	112,287
*	Las Vegas Sands Corp.	1,238,195	79,059
			1,816,429
Consumer Staples (5.6%)
	Unilever plc (XLON)	4,662,862	259,638
	Philip Morris International Inc.	2,277,392	227,671
*	Dollar Tree Inc.	1,457,909	224,095
	Tyson Foods Inc. Class A	3,105,995	194,094
	Sysco Corp.	2,429,060	186,406
	Keurig Dr Pepper Inc.	5,322,178	174,035
			1,265,939
Energy (6.9%)
	Halliburton Co.	11,380,999	372,728
	Schlumberger NV	6,199,491	305,945
	Canadian Natural Resources Ltd.	4,671,997	284,852
	Diamondback Energy Inc.	1,166,395	165,861
		Shares	Market Value• ($000)
	ConocoPhillips	1,376,839	141,663
	Shell plc ADR	1,818,694	112,723
	Exxon Mobil Corp.	878,247	103,932
	NOV Inc.	4,383,136	73,417
			1,561,121
Financials (19.3%)
	MetLife Inc.	6,140,758	376,613
	Voya Financial Inc.	4,824,148	368,951
	Chubb Ltd.	1,496,755	301,686
	American International Group Inc.	5,626,668	298,438
	Equitable Holdings Inc.	11,088,799	288,198
	Allstate Corp.	2,406,428	278,568
	M&T Bank Corp.	1,883,543	236,950
	Charles Schwab Corp.	4,384,198	229,031
	S&P Global Inc.	569,517	206,495
	Citigroup Inc.	4,035,906	189,970
	Raymond James Financial Inc.	2,053,281	185,884
	Wells Fargo & Co.	4,481,987	178,159
	JPMorgan Chase & Co.	1,265,602	174,957
	Capital One Financial Corp.	1,761,259	171,370
	Globe Life Inc.	1,574,109	170,822
*	FleetCor Technologies Inc.	792,121	169,451
	Bank of America Corp.	4,514,065	132,172
	Goldman Sachs Group Inc.	328,699	112,888
	Axis Capital Holdings Ltd.	1,829,345	103,431
	Apollo Global Management Inc.	1,308,551	82,949
	Morgan Stanley	720,717	64,843
*	UBS Group AG (Registered)	2,443,922	49,489
	Invesco Ltd.	852,369	14,601
			4,385,916
Health Care (14.3%)
	Pfizer Inc.	12,608,916	490,361
	AstraZeneca plc ADR	3,588,138	262,723
*	Centene Corp.	3,623,083	249,739
	Humana Inc.	435,594	231,078
	Quest Diagnostics Inc.	1,582,405	219,654
	Novartis AG (Registered)	2,117,873	216,645
[1]	Fresenius Medical Care AG & Co. KGaA ADR	8,883,827	215,166
	DENTSPLY SIRONA Inc.	4,042,015	169,482
4

Windsor Fund
		Shares	Market Value• ($000)
	Teleflex Inc.	532,360	145,079
*	United Therapeutics Corp.	556,679	128,109
*	Avantor Inc.	6,500,463	126,629
	Bristol-Myers Squibb Co.	1,853,066	123,729
	Encompass Health Corp.	1,663,018	106,683
	Johnson & Johnson	616,171	100,867
	Elevance Health Inc.	186,825	87,556
	Cigna Group	298,096	75,505
	Medtronic plc	827,482	75,259
	Cardinal Health Inc.	885,987	72,739
*	GE Healthcare Inc.	881,328	71,687
	Amgen Inc.	269,795	64,681
	McKesson Corp.	95,396	34,747
			3,268,118
Industrials (9.6%)
	Westinghouse Air Brake Technologies Corp.	4,567,155	446,074
	Knight-Swift Transportation Holdings Inc.	4,109,236	231,432
	SS&C Technologies Holdings Inc.	3,635,214	212,805
	General Electric Co.	2,003,874	198,323
	Ferguson plc	1,374,015	193,489
	Leidos Holdings Inc.	2,074,561	193,473
	Airbus SE	1,261,501	176,654
*	AerCap Holdings NV	2,891,835	162,984
*	Techtronic Industries Co. Ltd.	14,853,250	160,690
	Genpact Ltd.	2,963,784	132,037
	General Dynamics Corp.	339,199	74,061
			2,182,022
Information Technology (10.4%)
	QUALCOMM Inc.	2,113,900	246,904
*	Salesforce Inc.	1,142,411	226,620
	Micron Technology Inc.	3,442,773	221,577
	Microsoft Corp.	711,444	218,598
	NXP Semiconductors NV	1,244,087	203,707
	Amdocs Ltd.	2,185,965	199,469
	Cognizant Technology Solutions Corp. Class A	3,081,529	183,998
	Seagate Technology Holdings plc	2,776,962	163,202
*	GoDaddy Inc. Class A	2,002,429	151,544
*	F5 Inc.	978,044	131,410
	Oracle Corp.	1,125,306	106,589
	TE Connectivity Ltd.	762,143	93,263
*	Zebra Technologies Corp. Class A	258,169	74,360
*	Lumentum Holdings Inc.	1,033,736	49,878
	Samsung Electronics Co. Ltd. (XKRX)	938,035	46,155
	Juniper Networks Inc.	1,231,241	37,122
	Cisco Systems Inc.	556,397	26,290
			2,380,686
Materials (5.3%)
	Dow Inc.	3,814,708	207,520
	Rio Tinto plc ADR	3,237,268	207,153
	PPG Industries Inc.	1,310,970	183,877
	CRH plc (XDUB)	3,475,512	168,670
		Shares	Market Value• ($000)
	Reliance Steel & Aluminum Co.	649,573	160,964
	FMC Corp.	1,199,160	148,192
	LG Chem Ltd. (XKRX)	226,172	125,635
			1,202,011
Real Estate (4.7%)
	American Tower Corp.	1,400,484	286,245
	Extra Space Storage Inc.	1,461,074	222,142
	Equinix Inc.	236,792	171,456
	UDR Inc.	3,941,146	162,888
	Americold Realty Trust Inc.	4,175,105	123,541
	AvalonBay Communities Inc.	457,344	82,491
*	CBRE Group Inc. Class A	384,588	29,483
			1,078,246
Utilities (6.4%)
	Edison International	6,087,886	448,069
	Exelon Corp.	7,680,707	325,969
	Duke Energy Corp.	2,376,702	235,008
	Iberdrola SA (XMAD)	17,185,381	222,690
	AES Corp.	6,931,823	164,007
	Avangrid Inc.	1,492,527	60,089
			1,455,832
Total Common Stocks (Cost $18,735,003)			22,100,169
Temporary Cash Investments (2.7%)
Money Market Fund (1.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.853%	4,106,293	410,588
		Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities, LLC 4.800%, 5/1/23 (Dated 4/28/23, Repurchase Value $200,480,000, collateralized by Fannie Mae 0.000%, 5/1/23–10/2/23, and U.S. Treasury Note/Bond 1.375%, 12/31/28, with a value of $204,408,000)	200,400	200,400

5

Windsor Fund
	Face Amount ($000)	Market Value• ($000)
JP Morgan Securities LLC 4.780%, 5/1/23 (Dated 4/28/23, Repurchase Value $5,302,000, collateralized by U.S. Treasury Bill 0.000%, 7/6/23, and U.S. Treasury Note/Bond 3.000%, 2/15/48, with a value of $5,406,000)	5,300	5,300
		205,700
Total Temporary Cash Investments (Cost $616,247)		616,288
Total Investments (99.8%) (Cost $19,351,250)		22,716,457
Other Assets and Liabilities—Net (0.2%)		53,834
Net Assets (100%)		22,770,291
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,090,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,705,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	987	206,702	2,691

See accompanying Notes, which are an integral part of the Financial Statements.
6

Windsor Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $18,940,703)	22,305,869
Affiliated Issuers (Cost $410,547)	410,588
Total Investments in Securities	22,716,457
Investment in Vanguard	800
Cash	2,578
Cash Collateral Pledged—Futures Contracts	11,544
Receivables for Investment Securities Sold	75,491
Receivables for Accrued Income	22,448
Receivables for Capital Shares Issued	2,748
Variation Margin Receivable—Futures Contracts	2,039
Total Assets	22,834,105
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $4)	4
Payables for Investment Securities Purchased	26,008
Collateral for Securities on Loan	19,705
Payables to Investment Advisor	10,854
Payables for Capital Shares Redeemed	5,780
Payables to Vanguard	1,463
Total Liabilities	63,814
Net Assets	22,770,291
1 Includes $19,090,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	18,542,418
Total Distributable Earnings (Loss)	4,227,873
Net Assets	22,770,291

Investor Shares—Net Assets
Applicable to 228,030,279 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,837,004
Net Asset Value Per Share—Investor Shares	$21.21

Admiral Shares—Net Assets
Applicable to 250,724,028 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,933,287
Net Asset Value Per Share—Admiral Shares	$71.53

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	219,184
Dividends—Affiliated Issuers	1,955
Interest—Unaffiliated Issuers	4,620
Interest—Affiliated Issuers	7,740
Securities Lending—Net	162
Total Income	233,661
Expenses
Investment Advisory Fees—Note B
Basic Fee	14,260
Performance Adjustment	7,350
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,358
Management and Administrative—Admiral Shares	11,143
Marketing and Distribution—Investor Shares	101
Marketing and Distribution—Admiral Shares	304
Custodian Fees	44
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	46
Trustees’ Fees and Expenses	5
Other Expenses	8
Total Expenses	38,671
Expenses Paid Indirectly	(28)
Net Expenses	38,643
Net Investment Income	195,018
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	1
Investment Securities Sold—Unaffiliated Issuers	763,688
Investment Securities Sold—Affiliated Issuers	(287)
Futures Contracts	(11,916)
Foreign Currencies	151
Realized Net Gain (Loss)	751,637
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	583,905
Investment Securities—Affiliated Issuers	39,157
Futures Contracts	3,835
Foreign Currencies	318
Change in Unrealized Appreciation (Depreciation)	627,215
Net Increase (Decrease) in Net Assets Resulting from Operations	1,573,870
1	Dividends are net of foreign withholding taxes of $3,928,000.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195,018	367,905
Realized Net Gain (Loss)	751,637	2,841,659
Change in Unrealized Appreciation (Depreciation)	627,215	(3,898,670)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,573,870	(689,106)
Distributions
Investor Shares	(612,807)	(588,332)
Admiral Shares	(2,253,387)	(1,942,815)
Total Distributions	(2,866,194)	(2,531,147)
Capital Share Transactions
Investor Shares	317,360	(200,936)
Admiral Shares	1,649,331	1,248,509
Net Increase (Decrease) from Capital Share Transactions	1,966,691	1,047,573
Total Increase (Decrease)	674,367	(2,172,680)
Net Assets
Beginning of Period	22,095,924	24,268,604
End of Period	22,770,291	22,095,924

See accompanying Notes, which are an integral part of the Financial Statements.
9

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.74	$26.24	$18.55	$21.76	$22.02	$23.38
Investment Operations
Net Investment Income[1]	.176	.359	.356	.408	.419	.417
Net Realized and Unrealized Gain (Loss) on Investments	1.258	(1.131)	9.122	(1.412)	1.700	(.753)
Total from Investment Operations	1.434	(.772)	9.478	(1.004)	2.119	(.336)
Distributions
Dividends from Net Investment Income	(.195)	(.330)	(.411)	(.420)	(.426)	(.378)
Distributions from Realized Capital Gains	(2.769)	(2.398)	(1.377)	(1.786)	(1.953)	(.646)
Total Distributions	(2.964)	(2.728)	(1.788)	(2.206)	(2.379)	(1.024)
Net Asset Value, End of Period	$21.21	$22.74	$26.24	$18.55	$21.76	$22.02
Total Return[2]	7.21%	-2.97%	53.49%	-5.64%	11.59%	-1.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,837	$4,796	$5,728	$4,570	$4,549	$4,468
Ratio of Total Expenses to Average Net Assets[3]	0.42%[4]	0.38%[4]	0.30%	0.29%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.51%	1.49%	2.14%	2.04%	1.76%
Portfolio Turnover Rate	22%	43%	33%	51%	39%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.07%, 0.03%, (0.05%), (0.07%), (0.05%) and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.42% and 0.38%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$76.67	$88.50	$62.58	$73.41	$74.29	$78.88
Investment Operations
Net Investment Income[1]	.631	1.281	1.278	1.448	1.484	1.484
Net Realized and Unrealized Gain (Loss) on Investments	4.261	(3.820)	30.747	(4.770)	5.735	(2.538)
Total from Investment Operations	4.892	(2.539)	32.025	(3.322)	7.219	(1.054)
Distributions
Dividends from Net Investment Income	(.696)	(1.203)	(1.460)	(1.485)	(1.509)	(1.358)
Distributions from Realized Capital Gains	(9.336)	(8.088)	(4.645)	(6.023)	(6.590)	(2.178)
Total Distributions	(10.032)	(9.291)	(6.105)	(7.508)	(8.099)	(3.536)
Net Asset Value, End of Period	$71.53	$76.67	$88.50	$62.58	$73.41	$74.29
Total Return[2]	7.29%	-2.89%	53.60%	-5.55%	11.71%	-1.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,933	$17,300	$18,541	$12,695	$14,647	$13,948
Ratio of Total Expenses to Average Net Assets[3]	0.32%[4]	0.28%[4]	0.20%	0.19%	0.20%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.61%	1.58%	2.24%	2.14%	1.86%
Portfolio Turnover Rate	22%	43%	33%	51%	39%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.07%, 0.03%, (0.05%), (0.07%), (0.05%) and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.32% and 0.28%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
12

Windsor Fund
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities
13

Windsor Fund
for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
14

Windsor Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company llp is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.13% of the fund’s average net assets, before a net increase of $7,350,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $800,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2023, these arrangements reduced the fund’s expenses by $28,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Windsor Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,723,392	1,376,777	—	22,100,169
Temporary Cash Investments	410,588	205,700	—	616,288
Total	21,133,980	1,582,477	—	22,716,457
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,691	—	—	2,691
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,373,602
Gross Unrealized Appreciation	4,297,885
Gross Unrealized Depreciation	(952,339)
Net Unrealized Appreciation (Depreciation)	3,345,546
G.	During the six months ended April 30, 2023, the fund purchased $4,942,815,000 of investment securities and sold $5,729,337,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	145,144	6,686	368,905	15,354
Issued in Lieu of Cash Distributions	590,337	29,755	568,128	24,748
Redeemed	(418,121)	(19,333)	(1,137,969)	(47,478)
Net Increase (Decrease)—Investor Shares	317,360	17,108	(200,936)	(7,376)
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Windsor Fund
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	603,102	8,234	1,376,749	17,029
Issued in Lieu of Cash Distributions	2,088,528	31,228	1,801,699	23,298
Redeemed	(1,042,299)	(14,391)	(1,929,939)	(24,172)
Net Increase (Decrease)—Admiral Shares	1,649,331	25,071	1,248,509	16,155
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	366,607	NA1	NA1	38	(8)	7,740	1	410,588
Voya Financial Inc.	336,421	—	6,310	(325)	39,165	1,955	—	NA2
Total	703,028	—	6,310	(287)	39,157	9,695	1	410,588
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Not applicable—at April 30, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no other events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and Pzena Investment Management, LLC (Pzena). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings
18

recovery, and much of the downside risk is believed to already be factored into the share price. Pzena has managed a portion of the fund since 2012.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Wellington Management or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q222 062023

Semiannual Report   |   April 30, 2023
Vanguard Windsor™ II Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Windsor II Fund
Investor Shares	$1,000.00	$1,072.60	$1.75
Admiral™ Shares	1,000.00	1,073.00	1.34
Based on Hypothetical 5% Yearly Return
Windsor II Fund
Investor Shares	$1,000.00	$1,023.11	$1.71
Admiral Shares	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Windsor II Fund
Fund Allocation
As of April 30, 2023
Communication Services	7.9%
Consumer Discretionary	8.6
Consumer Staples	7.7
Energy	5.9
Financials	17.7
Health Care	16.8
Industrials	9.4
Information Technology	20.0
Materials	2.8
Real Estate	1.6
Utilities	1.5
Other	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Windsor II Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.9%)
Communication Services (7.6%)
*	Alphabet Inc. Class A	13,333,689	1,431,238
*	Meta Platforms Inc. Class A	3,373,708	810,770
*	Alphabet Inc. Class C	4,666,850	505,047
*	Walt Disney Co.	2,477,943	253,989
	Comcast Corp. Class A	5,841,513	241,663
*	Activision Blizzard Inc.	2,743,883	213,227
*	Warner Bros Discovery Inc.	10,268,148	139,749
	News Corp. Class A	6,280,710	110,603
	Vodafone Group plc ADR	9,071,932	108,410
[1]	Paramount Global Inc. Class B	3,620,200	84,459
	Omnicom Group Inc.	743,079	67,301
*	Baidu Inc. ADR	78,683	9,490
			3,975,946
Consumer Discretionary (8.2%)
*	Amazon.com Inc.	8,068,440	850,817
	McDonald's Corp.	1,475,490	436,376
	Lennar Corp. Class A	3,592,078	405,222
*	Aptiv plc	3,069,691	315,748
	Home Depot Inc.	925,591	278,177
	General Motors Co.	8,072,524	266,716
	Sony Group Corp. ADR	2,959,000	265,334
	Bayerische Motoren Werke AG (XETR)	1,989,126	222,950
	Cie Generale des Etablissements Michelin SCA ADR	13,221,000	209,421
	Magna International Inc.	3,850,532	200,844
*	Booking Holdings Inc.	74,400	199,861
	NIKE Inc. Class B	1,505,549	190,783
	Mercedes-Benz Group AG	2,120,529	165,372
	DR Horton Inc.	1,142,080	125,423
	Lear Corp.	539,100	68,822
*	Adient plc	1,311,943	48,463
*	Goodyear Tire & Rubber Co.	2,833,996	30,239
			4,280,568
Consumer Staples (7.3%)
	Procter & Gamble Co.	5,773,494	902,859
	Coca-Cola Co.	10,467,875	671,514
	Sysco Corp.	5,482,255	420,708
	Shares	Market Value• ($000)
PepsiCo Inc.	1,525,568	291,216
Estee Lauder Cos. Inc. Class A	905,818	223,484
Unilever plc ADR	3,884,298	215,695
Dollar General Corp.	919,021	203,526
Constellation Brands Inc. Class A	846,000	194,132
Mondelez International Inc. Class A	2,526,973	193,869
Unilever plc (XLON)	3,329,200	185,377
Kroger Co.	3,704,423	180,146
Nestle SA (Registered)	1,167,287	149,751
		3,832,277
Energy (5.7%)
Chevron Corp.	2,232,134	376,293
ConocoPhillips	3,549,210	365,178
APA Corp.	8,415,267	310,103
Coterra Energy Inc.	9,614,000	246,118
Halliburton Co.	7,291,635	238,801
Suncor Energy Inc.	7,383,332	231,246
Shell plc ADR	3,328,512	206,301
Phillips 66	1,839,000	182,061
Marathon Oil Corp.	7,226,387	174,589
NOV Inc.	9,853,188	165,041
Ovintiv Inc. (XNYS)	3,183,410	114,857
Murphy Oil Corp.	2,420,952	88,873
Cenovus Energy Inc.	5,223,900	87,762
Pioneer Natural Resources Co.	281,065	61,146
Schlumberger NV	1,083,800	53,486
Baker Hughes Co. Class A	1,760,800	51,486
		2,953,341
Financials (17.0%)
Wells Fargo & Co.	23,418,795	930,897
Visa Inc. Class A	2,696,151	627,475
Bank of America Corp.	21,338,728	624,798
Intercontinental Exchange Inc.	5,052,565	550,376
Citigroup Inc.	11,065,803	520,867
American Express Co.	3,221,575	519,769
PNC Financial Services Group Inc.	3,535,433	460,490
Marsh & McLennan Cos. Inc.	2,217,413	399,556
American International Group Inc.	7,345,946	389,629
Capital One Financial Corp.	2,931,300	285,216

Windsor II Fund
		Shares	Market Value• ($000)
	Ameriprise Financial Inc.	906,000	276,439
	JPMorgan Chase & Co.	1,860,475	257,192
	Commerce Bancshares Inc.	4,493,097	250,939
	US Bancorp	6,913,900	237,009
	Goldman Sachs Group Inc.	680,249	233,625
	BNP Paribas SA	3,463,600	223,795
	Cincinnati Financial Corp.	2,086,000	222,034
	Blackstone Inc.	2,402,563	214,621
	Bank of New York Mellon Corp.	4,882,634	207,951
	Citizens Financial Group Inc.	5,787,351	179,061
*	Cullen/Frost Bankers Inc.	1,577,000	173,864
	Hartford Financial Services Group Inc.	2,435,600	172,903
	Fidelity National Information Services Inc.	2,581,500	151,586
[1]	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	125,204
	First Citizens BancShares Inc. Class A	117,358	118,201
	Charles Schwab Corp.	1,790,839	93,553
	Truist Financial Corp.	2,065,088	67,281
	NatWest Group plc	18,944,743	62,406
*	ING Groep NV	4,497,433	55,778
	State Street Corp.	665,188	48,066
	Equitable Holdings Inc.	1,842,040	47,875
	Corebridge Financial Inc.	2,694,200	45,424
	Sumitomo Mitsui Financial Group Inc.	946,600	38,691
	China Construction Bank Corp. Class H	50,934,000	34,051
			8,846,622
Health Care (16.2%)
	Johnson & Johnson	5,450,140	892,188
	Medtronic plc	9,788,198	890,237
	UnitedHealth Group Inc.	1,625,950	800,114
	Elevance Health Inc.	1,591,938	746,062
	HCA Healthcare Inc.	2,533,900	728,065
	Danaher Corp.	2,735,289	648,017
	Cigna Group	1,763,873	446,771
	Thermo Fisher Scientific Inc.	787,412	436,935
	Humana Inc.	644,083	341,680
	Merck & Co. Inc.	2,488,000	287,289
*	Boston Scientific Corp.	5,019,366	261,609
	Amgen Inc.	1,055,000	252,926
	Roche Holding AG	731,049	228,921
	Zoetis Inc.	1,226,959	215,675
*	Alcon Inc.	2,918,000	211,497
	CVS Health Corp.	2,871,500	210,510
*	IQVIA Holdings Inc.	956,000	179,948
*	Centene Corp.	2,139,988	147,509
	Novartis AG ADR	1,040,800	106,755
*	GE Healthcare Inc.	1,309,615	106,524
	Zimmer Biomet Holdings Inc.	612,008	84,726
	AbbVie Inc.	535,167	80,874
	Sanofi ADR	1,320,391	70,839
		Shares	Market Value• ($000)
	GSK plc ADR	1,567,915	56,492
			8,432,163
Industrials (9.0%)
	Honeywell International Inc.	3,858,153	771,013
	General Dynamics Corp.	1,832,971	400,211
	Northrop Grumman Corp.	717,742	331,073
	Raytheon Technologies Corp.	3,312,000	330,869
	Parker-Hannifin Corp.	964,000	313,184
	Waste Management Inc.	1,704,686	283,063
	FedEx Corp.	1,223,640	278,721
	Norfolk Southern Corp.	1,328,779	269,782
	General Electric Co.	2,537,245	251,111
	Xylem Inc.	2,310,000	239,871
	HEICO Corp.	1,023,878	172,667
	Caterpillar Inc.	695,070	152,081
	Cummins Inc.	633,672	148,938
*	Boeing Co.	674,400	139,453
	Oshkosh Corp.	1,690,000	129,319
	PACCAR Inc.	1,690,980	126,299
	CNH Industrial NV	7,994,599	112,724
*	Daimler Truck Holding AG	2,895,614	95,680
	Timken Co.	737,700	56,692
*	Fluor Corp.	1,403,385	40,782
	Siemens AG (Registered)	189,874	31,297
	Nordson Corp.	79,898	17,283
			4,692,113
Information Technology (19.2%)
	Microsoft Corp.	10,113,228	3,107,390
	Apple Inc.	3,696,848	627,281
	Micron Technology Inc.	8,189,123	527,052
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,185,485	521,436
*	Adobe Inc.	1,187,119	448,209
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	411,415
	Analog Devices Inc.	1,976,126	355,466
*	Salesforce Inc.	1,726,462	342,478
*	ANSYS Inc.	1,000,000	313,920
*	Workday Inc. Class A	1,633,900	304,134
	Amphenol Corp. Class A	3,942,852	297,567
*	F5 Inc.	2,126,500	285,717
	Microchip Technology Inc.	3,874,000	282,763
	Applied Materials Inc.	2,300,944	260,076
	Cisco Systems Inc.	5,084,860	240,260
	QUALCOMM Inc.	2,036,500	237,863
*	Autodesk Inc.	1,170,000	227,904
	Accenture plc Class A	752,582	210,941
	Telefonaktiebolaget LM Ericsson ADR	37,013,480	203,204
	Oracle Corp.	2,099,125	198,829
	Seagate Technology Holdings plc	3,270,998	192,237
	TE Connectivity Ltd.	902,266	110,410
	Corning Inc.	3,320,051	110,292
	Cognex Corp.	1,687,309	80,468
	Lam Research Corp.	121,321	63,582

Windsor II Fund
	Shares	Market Value• ($000)
Cognizant Technology Solutions Corp. Class A	866,500	51,739
		10,012,633
Materials (2.7%)
Corteva Inc.	6,320,000	386,278
Martin Marietta Materials Inc.	731,000	265,499
Ecolab Inc.	1,258,000	211,143
RPM International Inc.	2,399,000	196,790
Avery Dennison Corp.	859,179	149,909
Olin Corp.	2,625,900	145,475
International Paper Co.	1,016,629	33,661
		1,388,755
Other (0.1%)
SPDR S&P 500 ETF Trust	185,472	77,143
Real Estate (1.5%)
Prologis Inc.	3,552,715	444,978
Crown Castle Inc.	1,560,000	192,020
Equity LifeStyle Properties Inc.	2,142,000	147,584
		784,582
Utilities (1.4%)
Xcel Energy Inc.	3,638,000	254,333
Atmos Energy Corp.	2,210,000	252,249
PPL Corp.	8,270,715	237,535
		744,117
Total Common Stocks (Cost $35,049,709)		50,020,260
		Shares	Market Value• ($000)
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.853% (Cost $1,988,364)	19,888,814	1,988,683
Total Investments (99.7%) (Cost $37,038,073)			52,008,943
Other Assets and Liabilities—Net (0.3%)			141,714
Net Assets (100%)			52,150,657
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $89,503,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $93,487,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	3,546	742,621	27,283

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $35,049,709)	50,020,260
Affiliated Issuers (Cost $1,988,364)	1,988,683
Total Investments in Securities	52,008,943
Investment in Vanguard	1,832
Cash	2,779
Cash Collateral Pledged—Futures Contracts	40,600
Receivables for Investment Securities Sold	196,561
Receivables for Accrued Income	65,686
Receivables for Capital Shares Issued	8,977
Variation Margin Receivable—Futures Contracts	6,300
Total Assets	52,331,678
Liabilities
Payables for Investment Securities Purchased	48,394
Collateral for Securities on Loan	93,487
Payables to Investment Advisor	14,536
Payables for Capital Shares Redeemed	21,171
Payables to Vanguard	3,433
Total Liabilities	181,021
Net Assets	52,150,657
1 Includes $89,503,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	36,222,882
Total Distributable Earnings (Loss)	15,927,775
Net Assets	52,150,657

Investor Shares—Net Assets
Applicable to 277,417,866 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,994,182
Net Asset Value Per Share—Investor Shares	$39.63

Admiral Shares—Net Assets
Applicable to 585,347,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,156,475
Net Asset Value Per Share—Admiral Shares	$70.31

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	451,181
Interest[2]	44,689
Securities Lending—Net	382
Total Income	496,252
Expenses
Investment Advisory Fees—Note B
Basic Fee	32,321
Performance Adjustment	(1,865)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,329
Management and Administrative—Admiral Shares	26,826
Marketing and Distribution—Investor Shares	223
Marketing and Distribution—Admiral Shares	726
Custodian Fees	532
Shareholders’ Reports—Investor Shares	220
Shareholders’ Reports—Admiral Shares	129
Trustees’ Fees and Expenses	11
Other Expenses	41
Total Expenses	70,493
Expenses Paid Indirectly	(100)
Net Expenses	70,393
Net Investment Income	425,859
Realized Net Gain (Loss)
Investment Securities Sold[2]	679,242
Futures Contracts	52,348
Foreign Currencies	267
Realized Net Gain (Loss)	731,857
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	2,436,312
Futures Contracts	1,408
Foreign Currencies	703
Change in Unrealized Appreciation (Depreciation)	2,438,423
Net Increase (Decrease) in Net Assets Resulting from Operations	3,596,139
1	Dividends are net of foreign withholding taxes of $6,956,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $44,159,000, $121,000, $5,000, and $57,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	425,859	795,248
Realized Net Gain (Loss)	731,857	2,796,748
Change in Unrealized Appreciation (Depreciation)	2,438,423	(10,644,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,596,139	(7,052,560)
Distributions
Investor Shares	(654,976)	(1,012,782)
Admiral Shares	(2,445,356)	(3,567,050)
Total Distributions	(3,100,332)	(4,579,832)
Capital Share Transactions
Investor Shares	139,081	(437,223)
Admiral Shares	1,092,098	1,926,529
Net Increase (Decrease) from Capital Share Transactions	1,231,179	1,489,306
Total Increase (Decrease)	1,726,986	(10,143,086)
Net Assets
Beginning of Period	50,423,671	60,566,757
End of Period	52,150,657	50,423,671

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$39.39	$48.48	$34.85	$37.22	$37.39	$38.81
Investment Operations
Net Investment Income[1]	.312	.585	.502	.551	.775	.783
Net Realized and Unrealized Gain (Loss) on Investments	2.359	(6.039)	15.971	.607	2.628	.950
Total from Investment Operations	2.671	(5.454)	16.473	1.158	3.403	1.733
Distributions
Dividends from Net Investment Income	(.323)	(.566)	(.516)	(.635)	(.844)	(.740)
Distributions from Realized Capital Gains	(2.108)	(3.070)	(2.327)	(2.893)	(2.729)	(2.413)
Total Distributions	(2.431)	(3.636)	(2.843)	(3.528)	(3.573)	(3.153)
Net Asset Value, End of Period	$39.63	$39.39	$48.48	$34.85	$37.22	$37.39
Total Return[2]	7.26%	-11.93%	49.42%	2.93%	10.82%	4.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,994	$10,747	$13,734	$10,997	$12,119	$12,061
Ratio of Total Expenses to Average Net Assets[3]	0.34%[4]	0.34%[4]	0.34%	0.34%	0.33%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.38%	1.15%	1.61%	2.20%	2.04%
Portfolio Turnover Rate	9%	18%	20%	61%	32%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), (0.01%), (0.03%) and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$69.89	$86.03	$61.84	$66.06	$66.35	$68.88
Investment Operations
Net Investment Income[1]	.581	1.098	.950	1.027	1.426	1.443
Net Realized and Unrealized Gain (Loss) on Investments	4.181	(10.716)	28.341	1.065	4.675	1.682
Total from Investment Operations	4.762	(9.618)	29.291	2.092	6.101	3.125
Distributions
Dividends from Net Investment Income	(.602)	(1.074)	(.972)	(1.178)	(1.547)	(1.371)
Distributions from Realized Capital Gains	(3.740)	(5.448)	(4.129)	(5.134)	(4.844)	(4.284)
Total Distributions	(4.342)	(6.522)	(5.101)	(6.312)	(6.391)	(5.655)
Net Asset Value, End of Period	$70.31	$69.89	$86.03	$61.84	$66.06	$66.35
Total Return[2]	7.30%	-11.86%	49.55%	3.00%	10.93%	4.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,156	$39,677	$46,833	$30,992	$34,022	$34,126
Ratio of Total Expenses to Average Net Assets[3]	0.26%[4]	0.26%[4]	0.26%	0.26%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.46%	1.22%	1.69%	2.28%	2.12%
Portfolio Turnover Rate	9%	18%	20%	61%	32%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), (0.01%), (0.03%) and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.26%.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of

Windsor II Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Windsor II Fund
Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, Sanders Capital, LLC, and Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to

Windsor II Fund
quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index since January 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $1,865,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,832,000, representing less than 0.01% of the fund’s net assets and 0.73% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2023, these arrangements reduced the fund’s expenses by $100,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Windsor II Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,114,776	1,905,484	—	50,020,260
Temporary Cash Investments	1,988,683	—	—	1,988,683
Total	50,103,459	1,905,484	—	52,008,943
Derivative Financial Instruments
Assets
Futures Contracts[1]	27,283	—	—	27,283
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,118,273
Gross Unrealized Appreciation	16,439,982
Gross Unrealized Depreciation	(1,522,029)
Net Unrealized Appreciation (Depreciation)	14,917,953
G.	During the six months ended April 30, 2023, the fund purchased $4,392,908,000 of investment securities and sold $6,062,145,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	185,688	4,713	594,292	13,465
Issued in Lieu of Cash Distributions	639,779	17,390	986,376	22,623
Redeemed	(686,386)	(17,512)	(2,017,891)	(46,545)
Net Increase (Decrease)—Investor Shares	139,081	4,591	(437,223)	(10,457)

Windsor II Fund
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	886,796	12,773	2,903,794	37,328
Issued in Lieu of Cash Distributions	2,286,419	35,035	3,344,538	43,301
Redeemed	(2,081,117)	(30,160)	(4,321,803)	(57,306)
Net Increase (Decrease)—Admiral Shares	1,092,098	17,648	1,926,529	23,323
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor II Fund has renewed the fund’s investment advisory arrangements with Lazard Asset Management LLC (Lazard); Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Aristotle Capital Management, LLC (Aristotle); and Sanders Capital, LLC (Sanders Capital). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided by Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the fund since 2007.
Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-capitalization portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor believes that the market frequently undervalues companies due to the extrapolation of current trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macro-economic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.
Aristotle. Aristotle is a majority employee-owned investment firm that provides investment management services to clients across a variety of value equity strategies, including domestic, international, and global. The team has employed the same research-driven, bottom-up, quality-value approach for more than 20 years, seeking to invest in high-quality companies trading at attractive valuations. Aristotle has managed a portion of the fund since 2019.
Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of Lazard’s, Hotchkis and Wiley’s, Aristotle’s, and Sanders Capital’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Lazard’s, Hotchkis and Wiley’s, Aristotle’s, and Sanders Capital’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Lazard, Hotchkis and Wiley, Aristotle, or Sanders Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules with Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor II Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q732 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD WINDSOR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.